Short-Term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Nov. 15, 2007
Short-Term Debt (Details) [Line Items]
Annual rate	10.00%	10.00%
Principal amount outstanding	$ 6,196		$ 6,020
Medium-term notes of Simec [Member]
Short-Term Debt (Details) [Line Items]
Annual rate					10.50%
Medium-term notes of Simec [Member] | USD [Member]
Short-Term Debt (Details) [Line Items]
Principal amount outstanding		$ 0.3		$ 0.3